Consolidated statement of comprehensive income - CAD ($) $ in Millions		12 Months Ended
		Oct. 31, 2024	Oct. 31, 2023
Statement of comprehensive income [abstract]
Net income		$ 7,154	$ 5,039	[1]
Net foreign currency translation adjustments
Net gains (losses) on investments in foreign operations		281	1,163	[1]
Net gains (losses) on hedges of investments in foreign operations		(267)	(812)	[1]
Other comprehensive income, net of tax, exchange differences on translation		14	351	[1]
Net change in debt securities measured at FVOCI
Net gains (losses) on debt securities measured at FVOCI		127	274	[1]
Net (gains) losses reclassified to net income		(27)	(65)	[1]
Other comprehensive income, net of tax, debt securities		100	209	[1]
Net change in cash flow hedges
Net gains (losses) on derivatives designated as cash flow hedges		2,348	(222)	[1]
Net (gains) losses reclassified to net income		(813)	(142)	[1]
Other comprehensive income, net of tax, cash flow hedges		1,535	(364)	[1]
OCI, net of income tax, that is not subject to subsequent reclassification to net income
Net gains (losses) on post-employment defined benefit plans		250	(240)	[1]
Net gains (losses) due to fair value change of fair value option (FVO) liabilities attributable to changes in credit risk		(216)	(106)	[1]
Net gains (losses) on equity securities designated at FVOCI		(13)	19	[1]
OCI, net of income tax, that will not be reclassified to profit or loss, net of tax		21	(327)	[1]
Total OCI	[2]	1,670	(131)	[1]
Comprehensive income		8,824	4,908	[1]
Comprehensive income attributable to non-controlling interests		39	38	[1]
Preferred shareholders and other equity instrument holders		263	267	[1]
Common shareholders		8,522	4,603	[1]
Comprehensive income attributable to equity shareholders		8,785	4,870	[1]
Net foreign currency translation adjustments
Income tax (expense) benefit, Net gains (losses) on investments in foreign operations		(5)	(26)
Income tax (expense) benefit, Net gains (losses) on hedges of investments in foreign operations			26
Income tax (expense) benefit relating to exchange differences on translation of other comprehensive income		(5)
Net change in debt securities measured at FVOCI
Income tax (expense) benefit, Net gains (losses) on debt securities measured at FVOCI		(12)	(65)
Income tax (expense) benefit, Net (gains) losses reclassified to net income		10	25
Income tax (expense) benefit relating to debt securities of other comprehensive income		(2)	(40)
Net change in cash flow hedges
Income tax (expense) benefit, Net gains (losses) on derivatives designated as cash flow hedges		(903)	106
Income tax (expense) benefit, Net (gains) losses reclassified to net income		313	46
Income tax (expense) benefit relating to cash flow hedges of other comprehensive income		(590)	152
Not subject to subsequent reclassification to net income
Income tax (expense) benefit, Net gains (losses) on post-employment defined benefit plans		(68)	75
Income tax (expense) benefit, Net gains (losses) due to fair value change of FVO liabilities attributable to changes in credit risk		83	38
Income tax (expense) benefit, Net gains (losses) on equity securities designated at FVOCI		4	(6)
Income tax (expense) benefit, Net gains (losses) not subject to subsequent reclassification to net income		19	107
Income tax (expense) benefit relating to components of other comprehensive income		$ (578)	$ 219

[1]	Certain comparative amounts have been restated to reflect the adoption of IFRS 17 in the first quarter of 2024. See Note 1 to the consolidated financial statements for additional details.
[2]	Includes $113 million of gains for 2024 (2023: $66 million of gains) relating to our investments in equity-accounted associates and joint ventures.